Concentration and Risks (Tables)	6 Months Ended
Sep. 30, 2025
Concentration and Risks [Abstract]
Schedule of Concentration and Risks

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s revenue
Customer A(1)	2,609,834	3,840,080	2,976,806

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A(1)	2,089,269	4,058,277	3,145,951

(1)	Customer is a multinational construction corporation based in Singapore.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Amount of the Company’s purchases
Supplier X(3)	2,030,838	1,909,540	1,480,263
Supplier Y(4)	2,021,302	1,900,960	1,473,612

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X(3)	809,796	1,138,772	882,769
Supplier Y(4)	953,941	-	-
Supplier Z(5)	391,527	1,322,076	1,024,865

(3)	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.

(4)	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China

(5)	Supplier Z is a battery energy equipment manufactory corporation based in People’s Republic of China.